ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - Schedule of Accrued Liabilities - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Accrued Liabilities [Abstract]
Accounts payable to vendors	$ 56,222	$ 69,938	$ 12,315
Payroll taxes payable			0
Accrued bonuses to current CEO			0
Accrued severance compensation to former CEO			0
	$ 227,321	$ 320,592	$ 0